Summary of Significant Accounting Policies - Schedule Of Operating Lease In Its Unaudited Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounting Policies [Abstract]
Operating lease ROU assets	¥ 199,305	$ 28,072	¥ 115,118
Operating lease liabilities, current portion	106,953	15,064	59,798
Operating lease liabilities, non-current portion	¥ 89,187	$ 12,562	¥ 50,591
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current